Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment consist of the following:

	April 30,	December 31,	December 31,
	2012	2012	2013
	HK$	HK$	HK$

Property, plant and equipment:
Buildings	55,680	123,712	164,074
Plant and machineries	793,044	263,618	326,767
Furniture, fixtures and equipment	143,837	110,897	136,096
Leasehold improvements	8,379	8,108	8,108
Computer equipment	16,828	9,262	13,146
Motor vehicles	11,018	8,618	10,095
Moulds	22,714	8,231	-
	1,051,500	532,446	658,286
Accumulated depreciation and amortization	(634,642)	(139,519)	(294,137)
Construction in progress	107,279	47,456	-
Property, plant and equipment, net	524,137	440,383	364,149

Property Plant and Equipment Excluding Capital Leased Assets [Table Text Block]
Property, plant and equipment recorded under capital leases consist of the following:

	April 30,	December 31,	December 31,
	2012	2012	2013
	HK$	HK$	HK$

Property, plant and equipment recorded under capital leases:
Plant and machineries	5,362	-	-
Accumulated depreciation and amortization	(3,915)	-	-
Property, plant and equipment recorded under capital leases, net	1,447	-	-